Annual Total Returns - Fidelity® U.S. Bond Index Fund [BarChart] - 08.31 Fidelity U.S. Bond Index Fund PRO-08 - Fidelity® U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 29, 2022
Bar Chart Table:
Annual Return 2012	4.24%
Annual Return 2013	(2.19%)
Annual Return 2014	5.99%
Annual Return 2015	0.63%
Annual Return 2016	2.51%
Annual Return 2017	3.49%
Annual Return 2018	0.03%
Annual Return 2019	8.48%
Annual Return 2020	7.80%
Annual Return 2021	(1.79%)